Subsequent Events (Details) - USD ($)	1 Months Ended
	Apr. 30, 2021	Jan. 13, 2021
Subsequent Events (Details) [Line Items]
Office rent payments	$ 6,180
Sale of props tokens	2,000,000
Gross proceeds	$ 200,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Principal amount		$ 506,500